Assets pledged, collateral received and assets transferred - Disclosure of transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 295,188	£ 234,167
Associated liabilities	(143,575)	(137,146)
Derivatives
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	78,390	79,474
Associated liabilities	(78,390)	(79,474)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	86,712	74,291
Associated liabilities	(55,006)	(46,617)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	118,632	67,554
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	11,454	12,848
Associated liabilities	£ (10,179)	£ (11,055)